Derivative Financial Instruments - Summary of Cash Flow Hedges are Recorded in the Combined Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Mar. 31, 2024	Oct. 01, 2023	Dec. 25, 2022	Dec. 26, 2021
Derivative [Line Items]
Derivative Asset, Statement of Financial Position	Prepaid expenses and other current assets	Prepaid expenses and other current assets		Prepaid expenses and other current assets	Prepaid expenses and other current assets
Derivative Liability, Statement of Financial Position	Accrued Liabilities, Current	Accrued Liabilities, Current		Accrued Liabilities, Current	Accrued Liabilities, Current
Prepaid Expenses and Other Current Assets [Member] | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Unrealized gains				$ 2,051	$ 2,739
Unrealized losses				0	0
Net unrealized gain (loss)				$ 2,051	2,739
Prepaid Expenses and Other Current Assets [Member] | Designated as Hedging Instrument [Member] | Entertainment One Film And Television Business [Member]
Derivative [Line Items]
Derivative Asset, Statement of Financial Position			Prepaid expenses and other current assets	Prepaid expenses and other current assets
Unrealized gains			$ 55	$ 2,051
Unrealized losses			0	0
Net unrealized gain (loss)			$ 55	2,051
Accounts Payable and Accrued Liabilities | Designated as Hedging Instrument [Member]
Derivative [Line Items]
Unrealized gains				0	0
Unrealized losses				(292)	(517)
Net unrealized gain (loss)				$ (292)	$ (517)
Accounts Payable and Accrued Liabilities | Designated as Hedging Instrument [Member] | Entertainment One Film And Television Business [Member]
Derivative [Line Items]
Derivative Liability, Statement of Financial Position			Accrued Liabilities, Current	Accrued Liabilities, Current
Unrealized gains			$ 0	$ 0
Unrealized losses			(98)	(292)
Net unrealized gain (loss)			$ (98)	$ (292)